UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       FORM 13F

                                 FORM 13F COVER PAGE


Report for the Calendar Quarter ended:  06/31/2011

Check here if Amendment [X]; Amendment Number: 1
     This Amendment (check only one.):  [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK Investments L.P. (1)
Address:  2101 Cedar Springs Road, Suite 700
          Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Jon L. Mosle
Title:    General Counsel
Phone:    (214) 758-6107

Signature, Place, and Date of Signing:

/X/ Jon L. Mosle                Dallas, Texas            August 26, 2011
    General Counsel

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.


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                                   FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  10

Form 13F Information Table Value Total:  $137,550 (thousands)

List of Other Included Managers:  NONE

(1) HBK Investments L.P. has delegated discretion to vote and dispose of the securities described below to HBK Services LLC ("Services"). Services may, from time to time, delegate discretion to vote and dispose of certain of such Securities to one or more subadvisors. Each of Services and such subadvisors is under common control with HBK Investments L.P. The filing of this report shall not be deemed an admission that such subadvisors are, for the purpose of Section 13(d) or 13(g) of the Securities Exchange Act of 1934, beneficial owners of such securities.

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
                                                CONFIDENTIAL FORM 13F INFORMATION TABLE
                              TITLE OF                         VALUE     SHARES/  SH/  PUT/ INVSTMNT  OTHR    VOTING AUTHORITY
NAME OF ISSUER                 CLASS               CUSIP      (X$1000)   PRN AMT  PRN  CLL  DISCRETN  MGRS    SOLE   SHRD  NONE

ANN INC                        COM               035623107      3396     130100  SHR         SOLE          130100     0     0
COVIDIEN PLC                   SHS               G2554F113      4328      81300  SHR         SOLE           81300     0     0
GRIFOLS S A                    SPONSORED ADR     398438309       171      22816  SHR         SOLE           22816     0     0
LINKEDIN CORP                  COM CL A          53578A108      7054      78300  SHR  CALL   SOLE           78300     0     0
MERITOR INC                    COM               59001K100       388      24208  SHR         SOLE           24208     0     0
MOSAIC CO NEW                  COM               61945C103      3156      46595  SHR         SOLE           46595     0     0
PROGRESSIVE WASTE SOLUTIONS    COM               74339G101       381      15300  SHR         SOLE           15300     0     0
PROLOGIS INC                   COM               74340W103       225       6277  SHR         SOLE            6277     0     0
SALESFORCE COM INC             NOTE 0.750% 1/1   79466LAB0    118105   65000000  PRN         SOLE        65000000     0     0
TE CONNECTIVITY LTD            REG SHS           H84989104       346       9406  SHR         SOLE            9406     0     0

